Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

Note 3

Inventories

The following table is a summary of inventories at the end of each year:

	December 31,
(Thousands of dollars)	2012	2011
At lower of LIFO cost or market:
Live hogs and materials	$258,638	$228,624
Fresh pork and materials	31,495	29,426
	290,133	258,050
LIFO adjustment	(90,730)	(57,783)
Total inventories at lower of LIFO cost or market	199,403	200,267
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	317,573	251,839
Sugar produced and in process	65,986	78,730
Other	73,606	63,449
Total inventories at lower of FIFO cost or market	457,165	394,018
Grain, flour and feed at lower of weighted average cost or market	100,296	50,645
Total inventories	$756,864	$644,930

The use of the LIFO method decreased 2012, 2011 and 2010 earnings by $20,098,000 ($16.70 per common share), $20,556,000 ($16.92 per common share) and $780,000 ($0.64 per common share), respectively. If the FIFO method had been used for certain inventories of the Pork segment, inventories would have been higher by $90,730,000 and $57,783,000 as of December 31, 2012 and 2011, respectively.